ACQUISITION OF GOLDSOURCE MINES INC. (Disclosure of total purchase price) (Details) - Goldsource Mines Inc. [Member] $ in Thousands	Jul. 03, 2024 USD ($) Share $ / shares
Disclosure of detailed information about business combination [Line Items]
Fair value of 13,159,860 common shares issued (C$3.34 per share)	$ 32,049
Number of common shares | Share	13,159,860
Shares issued, price per share | $ / shares	$ 3.34
Fair value of Mako replacement stock options granted	$ 1,461
Fair value of Mako replacement warrants issued	723
External legal and advisory fees and due diligence costs	829
Total purchase price	$ 35,062